RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Income (Details) - EBP 011 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	$ 656,453
Add: amounts allocated to withdrawing participants at December 31, 2025	1,607
Less: amounts allocated to withdrawing participants at December 31, 2024	(2,615)
Benefits paid to participants per Form 5500	$ 655,445